Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Line Items]
Valuation allowance	$ 4,126,000	$ 2,374,000
Unrecognized tax benefits	114,000	0	$ 0
Interest on Income Taxes Expense	4,000
Unrecognized tax benefits income tax penalties and interest accrued	3.000	0
Unrecognized tax benefits income tax penalties accrued	$ 4,000
Unrecognized tax benefits income tax penalties accrued		$ 0
CARES Act percentage of net operating loss caryyovers and carrybacks to offset taxable income	100.00%
CARES Act number of preceeding taxable years to which net operating loss carried back	5 years
State and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Unrecognized tax benefits	$ 100,000
Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Income Tax Disclosure [Line Items]
Income tax examination description	The federal statute of limitations remains open for the tax periods December 31, 2017 and thereafter.
Domestic Tax Authority [Member] | California Franchise Tax Board [Member]
Income Tax Disclosure [Line Items]
Income tax examination description	The California statute of limitations remains open for the tax periods December 31, 2016 and thereafter.
Domestic Tax Authority [Member] | Other State Tax Boards [Member]
Income Tax Disclosure [Line Items]
Income tax examination description	The statute of limitations for the various other state jurisdictions remains open for the tax period December 31, 2019, the initial filing period in the other jurisdictions.